Laurie Dee
+1.714.830.0679
laurie.dee@morganlewis.com

April 25, 2017

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Investment Managers Series Trust II (File Nos. 333-191476 and 811-22894) Filing Pursuant to Rule 485(a)

Dear Sir or Madam:

On behalf of our client, Investment Managers Series Trust II (the “Registrant”), we are filing Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 122 to the Registrant’s Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s WV Concentrated Equities Fund (the “Fund”).

The attached Amendment is being filed (i) to include in the Fund’s Statement of Additional Information certain financial information of the Fund’s predecessor fund pursuant to the request of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) and (ii) for the purpose of completing information contained in the Prospectus and Statement of Additional Information for the Fund and responding to comments provided by the Staff regarding Post-Effective Amendment No. 110 under the 1933 Act (Amendment No. 113 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A with respect to the Fund that was filed with the Commission on February 10, 2017.

Please direct any inquiries regarding this filing to me at (714) 830-0679 or Michael Glazer at (213) 680-6646.

Sincerely,

/s/ Laurie Dee
Laurie Dee

Morgan, Lewis & Bockius llp

600 Anton Boulevard
Suite 1800
Costa Mesa, CA 92626-7653	+1.714.830.0600
United States	+1.714.830.0700